Schedule of Issued and Outstanding Stock Options (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding and Exercisable, Number	1,197,199
Stock Option 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding and Exercisable, Number	20,000
Number of Options Outstanding and Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.30
Number of Options Outstanding and Exercisable, Expiration year	2023
Stock Option 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding and Exercisable, Number	56,667
Number of Options Outstanding and Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.30
Number of Options Outstanding and Exercisable, Expiration year	2022
Stock Option 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding and Exercisable, Number	1,120,532
Number of Options Outstanding and Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.361
Number of Options Outstanding and Exercisable, Expiration year	2025